Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Cash and Cash Equivalents

Our cash and cash equivalents consisted of the following:

	December 31, 2025
	Carrying Value	Fair Value
Cash	$155,982	$155,982
Money Market funds	10,649,748	10,649,748
Total cash and cash equivalents	$10,805,730	$10,805,730

	December 31, 2024
	Carrying Value	Fair Value
Cash	$179,541	$179,541
Money Market funds	7,182,490	7,182,490
Total cash and cash equivalents	7,362,031	7,362,031